Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Income tax
33.	Income tax

a)	Taiwan taxation

Taiwan profits tax has been provided for at the rate of 20% on the estimated assessable profits.

b)	Hong Kong taxation

Hong Kong profits tax has been provided for at the rate of 16.5% on the estimated assessable profits. This subsidiary is in the process of liquidation as of December 31, 2024.

c)	Japan taxation

Japan profits tax has been provided for at the rate of 30.62% on the estimated assessable profits. There was no assessable profit for the year ended December 31, 2024 as the subsidiary was liquidated in 2024.

d)	United States taxation

Tax rate is 27.98% on the estimated assessable profits. There were no assessable profits for the years ended December 31, 2024, 2023 and 2022.

e)	United Kingdom taxation

United Kingdom profits tax has been provided at a rate of 25% on estimated assessable profits for the year ended December 31, 2024 (2023 and 2022: 19%). There were no assessable profits for the years ending December 31, 2023 and 2022.

f)	India taxation

India profits tax has been provided for at the rate of 25% on the estimated assessable profits. There was no assessable profit for the year ending December 31, 2023 as the subsidiary was established in 2023.

g)	Egypt taxation

Egypt profits tax has been provided for at the rate of 22.5% on the estimated assessable profits. There was no assessable profit for the year ending December 31, 2023 as the subsidiary was established in 2024.

h)	Income tax expense (benefit)

Components of income tax expense (benefit):

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Current tax:
Current tax on profits for the year	$4,845,682	$4,529,365	$2,174
Prior year income tax overestimation	-	-	(1,829)
Total current tax	4,845,682	4,529,365	345

Deferred tax:
Origination and reversal of temporary differences	(6,156,496)	(1,013,375)	430,023
Income tax expense (benefit)	$(1,310,814)	$3,515,990	$430,368
i)	Reconciliation between income tax expense (benefit) and profit (loss) before income tax:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Tax calculated based on gain (loss) before tax and statutory tax rate (Note)	$1,487,031	$4,286,824	$(2,267,658)
Non-taxable income	(1,193,607)	-	-
Prior year income tax overestimation	-	-	(1,829)
Effects from items disallowed by tax regulation	74,848	913,745	85,387
Utilization of previously unrecognized tax losses	(1,096,751)	(3,017,084)	-
Effect of tax losses carryforward	(582,335)	-	-
Temporary differences not recognized	-	1,308,011	-
Taxable loss not recognized as deferred tax assets	-	24,494	2,614,468
Income tax expense (benefit)	$(1,310,814)	$3,515,990	$430,368

Note: The basis for computing the applicable tax rate are the rates applicable in the respective countries where the Group entities operate.

j)	Amounts of deferred tax assets or liabilities as a result of temporary differences and loss carryforwards are as follows:

	2024
	January 1	Recognized in profit or loss	Translation differences	December 31
Temporary differences:
Deferred tax assets:
Unrealized exchange loss	$50,568	$5,503,989	$(103,272)	$5,451,285
Tax losses carryforward	-	582,335	(10,625)	571,710
Lease liability	-	16,801	(387)	16,414
Provisions	919,633	40,227	(61,056)	898,804
	970,201	6,143,352	(175,340)	6,938,213
Deferred tax liabilities:
Prepayment of pension	(59,807)	56,923	2,884	-
ROU Asset / Property and equipment	-	(17,203)	397	(16,806)
Unrealized exchange gain	-	(26,576)	485	(26,091)
	(59,807)	13,144	3,766	(42,897)
	$910,394	$6,156,496	$(171,574)	$6,895,316

	2023
	January 1	Recognized in profit or loss	Translation differences	December 31
Temporary differences:
Deferred tax assets:
Provisions	$29,905	$876,300	$13,428	$919,633
Unrealized exchange loss	-	49,807	761	50,568
	29,905	926,107	14,189	970,201
Deferred tax liabilities:
Prepayment of pension	(62,036)	2,288	(59)	(59,807)
Unrealized exchange gain	(86,147)	84,980	1,167	-
	(148,183)	87,268	1,108	(59,807)
	$(118,278)	$1,013,375	$15,297	$910,394

Note: Gorilla Taiwan subsidiary is likely to use the DTA incurred.

k)	Expiration dates of unused tax losses and amounts of recognized deferred tax assets are as follows:

	December 31, 2024
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized amount	Expiry year
2020	$112,912	$112,912	$112,912	2030
2021	395,005	395,005	395,005	2031
2022	2,178,042	2,178,042	2,178,042	2032
2023	168,174	168,174	168,174	2033
	$2,854,133	$2,854,133	$2,854,133

	December 31, 2023
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized amount	Expiry year
2016	$335,863	$335,863	$335,863	2026
2018	265,902	265,902	265,902	2028
2020	1,391,266	1,391,266	1,391,266	2030
2021	462,800	462,800	462,800	2031
2022	2,382,650	2,382,650	2,382,650	2032
2023	151,691	151,691	151,691	2033
	$4,990,172	$4,990,172	$4,990,172

l)	The Group’s subsidiaries outside Taiwan have unrecognized tax losses of $5,044,950 and $3,797,937 as of December 31, 2024 and 2023, respectively, which have no expiry date and can be carried forward and used to offset against future taxable income subject to meeting certain statutory requirements by those companies with unrecognized tax losses in their respective countries of incorporation.